UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania

(Exact name of registrant as specified in charter)

150 South Independence Mall West, Philadelphia, PA 19106

(Address of principal executive offices) (Zip code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – September 30, 2013

Item 1.	Schedule of Investments

Shares / Units		Cost Value	Market Value
	U. S. AGENCY SECURITIES
93,083	Fed. Home Loan Mtg. 6% 7/1/2019	96,413.85	96,983.13
210,751	Fed. Home Loan Mtg. 6% 8/1/2019	214,412.13	225,973.29
149,767	Fed. Home Loan Mtg. 3.5% 9/1/2026	156,683.72	157,812.75
178,539	Fed. Natl. Mortg . Assoc. 3.5% 2/1/27	189,233.35	188,659.91
118,943	Govt Natl Mort Assoc II 5.5% 1/20/2036	130,897.30	131,312.53
46,798	Govt Natl Mort Assoc 5% 5/15/2039	51,548.64	50,848.48
25,263	Govt Natl Mort Assoc 6% 4/15/2036	31,110.67	27,892.33

		870,299.66	879,482.41
	BONDS
300,000	Allegheny Cnty PA Hosp Dev Auth 2/01/2037	233,678.38	245,304.00
73,988	Alt Bldg Concepts 4.160% 12/20/32	74,713.41	75,282.79
200,000	Apache Corp 3.25% 4/15/2022	204,376.82	195,798.00
200,000	California St Build America 6.65% 3/1/22	243,144.10	239,460.00
180,000	California Statewide 4.375% 1/1/2023	180,000.00	192,492.00
30,000	Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022	33,673.95	33,753.90
30,000	East Baton Rouge LA Mtg Fin 9/10/2014	28,735.81	29,163.60
125,000	General Electric Co 5.250% 12/6/17	144,061.00	142,268.75
200,000	Goldman Sachs Group 5.375% 6/2012	194,815.87	220,300.00
55,000	Grand Terrace CA Cmty 7.2% 9/1/2018	58,134.03	61,452.05
135,000	Illinois St Build 5.563% 2/1/2021	149,677.66	140,535.00
100,000	Illinois Txbl Bldg 3.081% 6/15/23	100,000.00	94,204.00
125,000	JP Morgan Chase 3.15% 7/5/2016	124,884.91	131,155.00
80,000	Louisiana Hsg Fin Agy 4.75% 6/1/27	83,914.79	83,503.20
200,000	Loyola Univ of Chicago 3.199% 7/1/22	200,000.00	191,102.00
190,000	Massachusetts St. Hsg. 5.962% 6/1/2017	190,000.00	200,301.80
150,000	Minneapolis St. Paul MN 2.755% 1/1/2020	150,000.00	147,066.00
90,000	Montana ST BRD HSG 5% 12/1/2027	93,507.08	95,747.40
40,000	Montana ST BRD HSG 5.5% 12/1/2037	40,476.58	40,834.40
30,000	NJ Economic Dev. Auth. 5.178% 11/1/2015	30,000.00	30,820.20
50,000	New Jersey St Hlth 4.75% 7/1/25	54,637.85	55,183.50
130,000	New Mexico Mtg Fin Auth 5.35% 3/1/30	133,969.58	139,543.30
225,000	New York NY Build 5.487% 12/1/22	270,277.36	259,224.75
200,000	Ohio St Wtr Dev Auth 4.879% 12/1/2034	200,000.00	201,808.00
130,000	Oklahoma Hsg Fin Agy 4.5% 9/1/2024	135,945.93	137,822.10
150,000	Pennsylvania Economic Dev Fing 6.25% 10/1/17	152,100.59	175,255.50
150,000	Salt Lake City Utah 4.611% 4/1/23	150,000.00	153,255.00
100,000	Salt Lake Cnty UT Hosp 5.4% 2/15/2028	106,470.09	115,490.00
100,000	Texas St Transn Commn 5.028% 4/1/2026	100,000.00	110,764.00
150,000	University North Carolina 2.535% 12/1/2022	150,000.00	139,848.00
320,000	University Oklahoma 5.6% 7/1/2020	320,100.29	341,548.80
75,000	Virginia St Resrcs Authority 4.753% 11/1/31	83,832.24	74,523.75
80,000	Washinghton St Series B 5.5% 5/1/2018	85,013.10	88,316.00
275,000	Wisconsin St Gen Rev 5.2% 5/1/2018	275,000.00	290,504.50
80,000	Wyoming Cmnt Dev Auth 4.8% 9/01/2015	80,000.00	84,086.40
140,000	Yorba Linda CA Redev Agy 5.25% 9/1/2015	140,659.08	140,901.60

		4,995,800.50	5,098,619.29
	SHORT-TERM SECURITIES
24,326	Invesco Short Term Investment Trust - Treasury	24,326.20	24,326.20
1,130,052	Alpine Municipal MM - Cooke & Bieler	1,130,052.23	1,130,052.23
1,445,202	Alpine Municipal MM - Board	1,445,201.68	1,445,201.68
		2,599,580.11	2,599,580.11

Shares / Units		Cost Value	Market Value
	COMMON STOCKS
5,800	3M Company	674,455.90	692,578.00
9,000	American Express Co.	368,321.42	679,680.00
13,200	Ball Corp.	594,733.84	592,416.00
5,000	Becton, Dickinson & Co.	133,906.50	500,100.00
8,000	Berkshire Hathaway B	352,582.30	908,080.00
9,700	Best Buy Inc.	367,509.72	363,750.00
14,000	The Brinks Co.	377,018.00	396,200.00
7,300	Cardinal Health Inc.	363,769.22	380,695.00
14,200	Carnival Corp.	558,189.22	463,488.00
16,700	Charles Schwaab Corporation	369,856.57	353,038.00
22,000	Coca Cola Co.	9,597.23	833,360.00
8,800	Coca Cola Enterprises Inc.	348,626.96	353,848.00
5,800	Colgate Palmolive Co.	159,668.49	343,940.00
5,000	Darden Restaurants Inc.	274,287.00	231,450.00
10,300	Devon Energy Corp.	613,318.62	594,928.00
2,000	Diageo PLC Sponsored ADR	240,718.21	254,160.00
2,400	Dover Corp.	20,430.56	215,592.00
18,000	Dow Chemical Co.	116,337.50	691,200.00
7,500	Emerson Electric Co.	57,084.38	485,250.00
5,100	Entergy Corporation	365,229.87	322,269.00
106,691	Exxon Mobil Corp.	140,809.36	9,179,693.64
22,100	General Electric Co.	423,606.41	527,969.00
12,300	Gildan Activewear Inc	568,556.43	571,212.00
7,100	Illinois Tool Works Inc.	409,471.91	541,517.00
2,500	International Business Machines Corp.	59,809.37	462,950.00
12,600	Johnson and Johnson	69,355.12	1,092,294.00
13,300	Kennametal Inc	610,452.71	606,480.00
11,600	Kohls Corp.	595,990.84	600,300.00
7,400	LAM Research	336,729.04	378,880.00
20,000	Marsh & McLennan Companies Inc.	262,438.67	871,000.00
6,300	McDonalds Corp.	85,612.59	606,123.00
10,700	Merck & Co. Inc.	114,053.09	509,416.30
16,100	Microsoft Corp.	556,238.58	535,808.00
700	NVR Inc.	636,404.44	643,433.00
7,600	Omnicom Group Inc.	494,776.72	482,144.00
732	PA. Warehousing & Safe Deposit Co.	71,398.95	2,467,707.42
20,000	Penn Virginia Corp.	2,291.54	133,000.00
119,455	PNC Financial Services Group Inc.	72,189.54	8,654,514.75
6,600	Procter & Gamble Company	523,159.02	498,894.00
10,400	Quest Diagnostics Inc.	538,499.21	642,616.00
8,100	Raytheon Co.	408,926.79	624,267.00
7,000	Reliance Steel Aluminum	504,516.60	512,890.00
6,700	Renaissance RE Holdings LTD	593,574.46	606,551.00
20,500	Rovi Corp	365,898.35	392,985.00
14,800	State Street Corp.	283,418.36	973,100.00
7,375	TE Connectivity Ltd	223,206.33	381,877.50
5,500	United Parcel Service CL B	425,549.60	502,535.00
5,000	Verizon Communications Inc.	37,807.69	233,375.00
6,900	Walmart Stores Inc.	340,802.40	510,324.00
37,400	Western Union Co.	693,653.40	697,884.00

		16,814,839.03	45,097,762.61

Shares / Units		Cost Value	Market Value
	INTERNATIONAL
40,817.642	Harbor International Funds	1,865,000.00	2,827,846.24
30,707.405	Oakmark International Fund I	601,865.14	795,014.72
87,257.905	Dreyfus International Stock I	1,204,159.09	1,362,968.48
16,602.000	Vanguard Emerging Mkts. ETF	749,398.11	666,321.27

		4,420,422.34	5,652,150.70
		$29,700,941.64	$59,327,595.11

Item 2. Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) during Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a), are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: November 22, 2013

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.
Secretary-Treasurer
Date: November 22, 2013